Cash and Investments, Equity Method and Cost Method Investments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 1,446	$ 1,038
Non-marketable cost method investments	1,769	1,270
IM Flash Technologies, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	713	646
Equity Method Investment, Ownership Percentage	49.00%	49.00%
Related Party Transaction, Purchases from Related Party	400	380
Due to Related Parties	60	75
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	6	45	137
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	713
Percentage Of Purchase Commitment Of Production Output And Production Related Services	49.00%
Cloudera, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	280	0
Equity Method Investment, Ownership Percentage	17.00%	0.00%
Non-marketable cost method investments	454
Intel-GE Care Innovations, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	108	117
Equity Method Investment, Ownership Percentage	50.00%	50.00%
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	108
Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	345	275
IM Flash Technologies, LLC and IM Flash Singapore, LLP [Member]
Schedule of Equity Method Investments [Line Items]
Related Party Transaction, Purchases from Related Party			705
IM Flash Technologies, LLC and IM Flash Singapore, LLP [Member] | Micron Technology, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds From Sale Of Certain Assets Of Joint Ventures To Counterparty	0	0	605
Clearwire, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from (Payments for) Other Financing Activities		328
Equity Method Investment, Realized Gain (Loss) on Disposal		$ 328